Earnings Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of basic and diluted earnings per share [Abstract]
Net income attributable to B. Riley Financial, Inc. (in Dollars)									$ 205,148	$ 81,611	$ 15,509
Preferred stock dividends (in Dollars)									(4,710)	(264)
Net income applicable to common shareholders (in Dollars)									$ 200,438	$ 81,347	$ 15,509
Basic	25,331,918	25,446,292	25,627,085	26,028,613	26,547,023	26,556,223	26,278,352	26,217,215	25,607,278	26,401,036	25,937,305
Restricted stock units and warrants									901,119	1,082,700	677,249
Contingently issuable shares										45,421	150,302
Diluted	25,966,501	27,050,448	26,992,823	26,028,613	28,412,871	28,233,423	26,896,573	26,687,531	26,508,397	27,529,157	26,764,856
Basic income per common share (in Dollars per share)	$ 6.72	$ 1.86	$ 3.23	$ (3.83)	$ 0.64	$ 1.29	$ 0.84	$ 0.31	$ 7.83	$ 3.08	$ 0.60
Diluted income per common share (in Dollars per share)	$ 6.55	$ 1.75	$ 3.07	$ (3.83)	$ 0.59	$ 1.21	$ 0.82	$ 0.30	$ 7.56	$ 2.95	$ 0.58